ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
Allowances for accounts receivable, trade
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	31,817	28,156	26,119
Allowances made (reversed) during the year, net	(1,084)	(854)	5,345
Accounts written-off against allowances	(858)	(47)	(174)
Foreign exchange effect	(1,719)	(1,136)	1,651

Closing balance	28,156	26,119	32,941

Allowances for advances to suppliers
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	37,735	28,629	19,527
Allowances made (reversed) during the year, net	1,291	(5,427)	(833)
Accounts written-off against allowances	(9,465)	(3,644)	—
Foreign exchange effect	(932)	(31)	68

Closing balance	28,629	19,527	18,762

Allowances for other receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	830	3,885	9,251
Allowances made during the year, net	3,257	5,954	549
Foreign exchange effect	(202)	(588)	549

Closing balance	3,885	9,251	10,349